Tax Holiday Benefit Per Basic and Diluted Earnings per share (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Tax Disclosure [Abstract]
Basic	$ 0.005	0.029	0.000	0.005
Diluted	$ 0.005	0.029	0.000	0.004